Fees Summary	Aug. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,457,000
Previously Paid Amount	0
Total Fee Amount	1,754.06
Total Offset Amount	0
Net Fee	$ 1,754.06